Average Annual Total Returns - Institutional - Vanguard Institutional Intermediate-Term Bond Fund	Institutional Plus Shares 1 Year	Institutional Plus Shares 5 Years	Institutional Plus Shares 10 Years	Institutional Plus Shares Return After Taxes on Distributions 1 Year	Institutional Plus Shares Return After Taxes on Distributions 5 Years	Institutional Plus Shares Return After Taxes on Distributions 10 Years	Institutional Plus Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Institutional Plus Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Institutional Plus Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Bloomberg Barclays U.S. Intermediate Aggregate ex Baa Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays U.S. Intermediate Aggregate ex Baa Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg Barclays U.S. Intermediate Aggregate ex Baa Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	6.16%	3.47%	3.08%	4.99%	2.37%	2.48%	3.70%	2.19%	2.14%	5.36%	3.20%	2.91%	7.51%	4.44%	3.84%